Finance Costs-Net - Summary of Finance Costs - Net (Parenthetical) (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [line items]
Other finance expense	€ 3	€ 6	€ 13	€ 8
Capitalisation rate			6.00%	7.00%
Constellium N.V. Senior Notes [member]
Analysis of income and expense [line items]
Interest expense on debt instrument			€ 56	€ 69
Muscle Shoals' Senior Notes [member]
Analysis of income and expense [line items]
Interest expense on debt instrument				7
Revolving Credit Facility 1 [member]
Analysis of income and expense [line items]
Interest expense on debt instrument				€ 3
Pan US ABL Facility [member]
Analysis of income and expense [line items]
Interest expense on debt instrument			2
Constellium UACJ loan modification [member]
Analysis of income and expense [line items]
Other finance expense			€ 6